CONSOLIDATED STATEMENTS OF INCOME $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CLP ($) $ / shares	Dec. 31, 2017 CLP ($) $ / shares	Dec. 31, 2016 CLP ($) $ / shares
STATEMENT OF INCOME
Interest revenue	$ 2,884,396	$ 2,000,617	$ 1,886,700	$ 1,916,992
Interest expense	(979,873)	(679,640)	(652,005)	(690,259)
Net interest income	1,904,523	1,320,977	1,234,695	1,226,733
Income from fees and commissions	728,250	505,114	471,702	441,043
Expense from fees and commissions	(209,284)	(145,159)	(124,028)	(119,772)
Net fees and commissions income	518,966	359,955	347,674	321,271
Net financial operating income	168,890	117,142	(29,661)	128,575
Foreign exchange transactions, net	3,894	2,701	104,875	12,405
Other operating income	65,304	45,295	29,959	28,575
Total operating revenues	2,661,577	1,846,070	1,687,542	1,717,559
Provisions for loan losses	(362,346)	(251,323)	(221,255)	(259,263)
OPERATING REVENUES, NET OF PROVISIONS FOR LOAN LOSSES	2,299,231	1,594,747	1,466,287	1,458,296
Personnel expenses	(635,280)	(440,630)	(409,331)	(417,918)
Administrative expenses	(477,908)	(331,477)	(311,455)	(306,344)
Depreciation and amortization	(54,326)	(37,681)	(37,536)	(35,575)
Impairment property and equipment and ECL allowances over financial instruments at fair value through OCI	1,756	1,218	(166)	(274)
Other operating expenses	(42,656)	(29,586)	(25,868)	(26,936)
TOTAL OPERATING EXPENSES	(1,208,414)	(838,156)	(784,356)	(787,047)
NET OPERATING INCOME	1,090,817	756,591	681,931	671,249
Income attributable to associates	9,820	6,811	5,511	4,014
Income before income taxes	1,100,637	763,402	687,442	675,263
Income taxes	(230,346)	(159,768)	(115,361)	(100,212)
NET INCOME FOR THE YEAR	870,291	603,634	572,081	575,051
Attributable to:
Equity holders of the parent	870,290	603,633	572,080	$ 575,051
Non-controlling interest	$ 1	$ 1	$ 1
Net income per share from continued operations attributable to equity holders of the parent:
Basic net income per share | (per share)	$ 0.01	$ 5.98	$ 5.66	$ 5.69
Diluted net income per share | (per share)	$ 0.01	$ 5.98	$ 5.66	$ 5.69